Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	158,301,151.88	16,031
Yield Supplement Overcollateralization Amount 03/31/19	2,581,197.96	0
Receivables Balance 03/31/19	160,882,349.84	16,031
Principal Payments	9,566,194.74	447
Defaulted Receivables	364,624.39	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	2,331,080.64	0
Pool Balance at 04/30/19	148,620,450.07	15,559

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	13.97%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	5.70%
Weighted Average Remaining Term	26.22

Delinquent Receivables:
Past Due 31-60 days	4,304,040.37	299
Past Due 61-90 days	838,114.91	65
Past Due 91-120 days	223,821.07	17
Past Due 121+ days	0.00	0
Total	5,365,976.35	381

Total 31+ Delinquent as % Ending Pool Balance	3.61%

Recoveries	342,221.95

Aggregate Net Losses/(Gains) - April 2019	22,402.44

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.17%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	0.60%
Third Prior Net Losses Ratio	1.17%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Flow of Funds	$ Amount

Collections	10,466,858.82
Advances	1,572.05
Investment Earnings on Cash Accounts	35,893.32
Servicing Fee	(134,068.62)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,370,255.57

Distributions of Available Funds
(1) Class A Interest	193,922.84
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,680,701.81
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	457,719.25
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	10,370,255.57

Servicing Fee	134,068.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 04/15/19	147,977,052.31
Principal Paid	9,680,701.81
Note Balance @ 05/15/19	138,296,350.50

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2a
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2b
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-3
Note Balance @ 04/15/19	1,817,052.31
Principal Paid	1,817,052.31
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-4
Note Balance @ 04/15/19	125,000,000.00
Principal Paid	7,863,649.50
Note Balance @ 05/15/19	117,136,350.50
Note Factor @ 05/15/19	93.7090804%

Class B
Note Balance @ 04/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	21,160,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	231,834.51
Total Principal Paid	9,680,701.81
Total Paid	9,912,536.32

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.47263%
Coupon	2.87263%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	2,256.17
Principal Paid	1,817,052.31
Total Paid to A-3 Holders	1,819,308.48

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	7,863,649.50
Total Paid to A-4 Holders	8,055,316.17

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2297302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5928315
Total Distribution Amount	9.8225617

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0096418
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	7.7651808
Total A-3 Distribution Amount	7.7748226

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	62.9091960
Total A-4 Distribution Amount	64.4425294

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/19	42,724.95
Balance as of 04/30/19	44,297.00
Change	1,572.05

Reserve Account
Balance as of 04/15/19	17,081,024.89
Investment Earnings	33,023.00
Investment Earnings Paid	(33,023.00)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89